Government Grants (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Government Grants [Abstract]
Antibody-based pathogens	$ 6,604
Multi-marker test		$ 81,706